Label	Element	Value
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	FUND SUMMARIES MARSICO MIDCAP GROWTH FOCUS FUND
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Marsico Midcap Growth Focus Fund's goal is to seek long-term growth of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect current fees. Trustees' fees and expenses are expected to decrease during fiscal year 2026.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	106.00%
Strategy [Heading]	oef_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Marsico Midcap Growth Focus Fund is a "diversified" mutual fund and invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size. Under normal circumstances, the Fund will invest at least 80% of the value of its assets in medium-capitalization (or "mid-cap") growth companies ("80% Policy"). The Fund will provide shareholders with at least 60 days' prior notice of any future change to the 80% Policy. The Fund defines mid-cap companies to mean companies of sizes similar to those found in the Russell Midcap® Growth Benchmark Index. The Fund will normally hold a core position of up to 50 common stocks, but the number of securities held by the Fund may occasionally exceed 50 at times such as when the investment adviser to the Fund, Marsico Capital Management, LLC (see "Management" below), is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The investment adviser searches for growth globally by evaluating companies in industries around the world to uncover attractive investment opportunities and understand the competitive landscape on a world-wide basis. The investment adviser defines growth flexibly to include major changes in company direction and indicators such as a company's market share and the size of the underlying markets it serves.

The investment adviser seeks to select stocks of high-quality companies with compelling long-term capital appreciation potential. The fundamental investment approach combines "top-down" macro-economic analysis and investment theme development with "bottom-up" company and security analysis to identify attractive opportunities. The "top-down" approach generally considers certain macro-economic factors to formulate the strategic backdrop for security selection. Some relevant factors may include, without limitation, global and U.S. GDP levels and direction; interest rates; inflationary, disinflationary, and deflationary forces; employment; fiscal and monetary policy; trade policy; currency movements; credit conditions; demographic trends; the regulatory environment; and the global competitive landscape. The investment adviser also may examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser evaluates and selects stocks and other securities on the basis of attributes that may include, without limitation, a company's specific market expertise or dominance; its market share position, strong brand franchise, durability, and pricing power; superior scale and distribution; attractive fundamentals (e.g., one or more factors such as a solid balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); excellent management team; commitment to shareholder interests; a security's reasonable current valuation in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect, such as a major new innovative product or new management team. This process is called "bottom-up" company and security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may communicate with a company's management and conduct other research to gain knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of certain companies.

Three types of companies are typically owned in the Fund's portfolio: core growth, aggressive growth, and "life cycle change." The majority of the Fund's assets (i.e., the primary investments held by the Fund over time) is generally invested in common stocks of core growth companies, which are typically well-established seasoned companies and securities that the investment adviser believes may offer the potential for long-term, attractive, above-market, relatively predictable future earnings growth rates. Depending on the investment adviser's macroeconomic view and company-specific investment opportunities, the investment adviser may allocate smaller portions of the Fund's portfolio to aggressive growth or life cycle change companies. Aggressive growth companies are innovative companies that the investment adviser believes may produce rapidly accelerating earnings growth in excess of overall market performance, such as less mature companies or other companies with more aggressive growth characteristics. Life cycle change companies are companies that, in the investment adviser's opinion, are undergoing a positive transformational change in their business model that the investment adviser believes could serve as a catalyst for substantially improved earnings growth in the future. Often, these are companies whose stocks may be trading at low multiples, and which may be out of favor with other growth-oriented equity investors. Some examples of a positive change would include a merger, acquisition, new product, new management team, favorable regulatory development, or other positive industry-level change.

The investment adviser may reduce or sell the Fund's portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, the security reaches the investment adviser's price target or its price appreciation leads to overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a security or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus depending on market conditions. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or similar considerations.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates, and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund's portfolio, or to serve other investment purposes as discussed further in this Prospectus under "More Information About the Funds." The Fund is not intended as a vehicle for investing substantially in derivatives and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund's Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. For the periods indicated, the table shows how the Fund's Investor Class shares' and Institutional Class shares' average annual returns compared to those of the Russell 3000® Index, a broad-based securities market index, and the Russell Midcap® Growth Benchmark Index, an additional index that more closely reflects the Fund's principal investment strategies. The Fund's Institutional Class shares commenced operations on December 6, 2021. Accordingly, the table shows the Fund's Institutional Class shares' average annual total returns (before taxes) for the periods of one year and since inception. Returns include periods prior to September 1, 2021, when the Fund was called the "Marsico 21st Century Fund" and applied broader investment strategies at times. The performance of the Fund's Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class-specific expenses. The actual returns of the Fund's Institutional Class shares would have been potentially higher than those of the Investor Class shares because the Institutional Class shares are typically subject to lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	For the periods indicated, the table shows how the Fund's Investor Class shares' and Institutional Class shares' average annual returns compared to those of the Russell 3000® Index, a broad-based securities market index, and the Russell Midcap® Growth Benchmark Index, an additional index that more closely reflects the Fund's principal investment strategies.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	888-860-8686
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	marsicofunds.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	oef_BarChartHeading	INVESTOR CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Best Quarter	(06/30/20):	33.53%
Worst Quarter	(06/30/22):	-23.37%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	33.53%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(23.37%)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/25)
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Equity Securities, Markets, and Investment Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investment Style Risk. The Fund is subject to investment style risk, which is the risk that returns from growth stocks in which the Fund invests may underperform or be more volatile than other asset classes or the overall stock market.

MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Medium-Capitalization and Smaller Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Medium-Capitalization and Smaller Company Risk. The Fund's investments in medium-capitalization or mid-cap companies, as well as any investments in small-cap companies, can involve more risk than investments in larger companies because medium-capitalization and smaller companies have potentially greater sensitivity to adverse business or economic conditions. Medium-capitalization and smaller companies may have more limited financial resources, markets or product lines, less access to capital markets, and more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of larger companies, or to decline more significantly during market downturns than the market as a whole.

MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Concentrated Portfolio Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Concentrated Portfolio Risk. Although the Fund is considered a "diversified" mutual fund under applicable law, it may at times still hold a relatively concentrated portfolio that may contain securities of fewer issuers than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that the investment adviser believes offer more growth potential in current market conditions (for example, in recent years, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile or perform differently than the broader market, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.

MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding of taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Risks of Unforeseen Global Events [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Risks of Unforeseen Global Events. Unexpected local, regional, or global events and their aftermath, such as war; acts of terrorism; financial, political, or social disruptions; newly introduced or modified tariffs or international trade agreements; natural, environmental, or man-made disasters; the spread of infectious illnesses, pandemics, or other public health issues; recessions and depressions; or other events could have a significant impact on global economic and market conditions and the Fund and its investments. For example, the COVID-19 pandemic negatively affected the economies of countries and companies around the world, and significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases may exacerbate other preexisting political, social, and economic risks. In addition, given the interrelationships among economies and markets throughout the world, an event in one country or region can impact other countries and regions.

These and other risks are discussed in more detail later in this Prospectus and in the Fund's Statement of Additional Information.

MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee	oef_RedemptionFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,579
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee	oef_RedemptionFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,294
MARSICO MIDCAP GROWTH FOCUS FUND | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.15%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.15%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.29%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.33%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.01%	[3]
MARSICO MIDCAP GROWTH FOCUS FUND | Russell Midcap® Growth Benchmark Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.66%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.65%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.49%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.53%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.98%	[3]
MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(1.85%)
Annual Return [Percent]	oef_AnnlRtrPct	30.05%
Annual Return [Percent]	oef_AnnlRtrPct	1.84%
Annual Return [Percent]	oef_AnnlRtrPct	29.87%
Annual Return [Percent]	oef_AnnlRtrPct	45.33%
Annual Return [Percent]	oef_AnnlRtrPct	11.92%
Annual Return [Percent]	oef_AnnlRtrPct	(31.84%)
Annual Return [Percent]	oef_AnnlRtrPct	21.71%
Annual Return [Percent]	oef_AnnlRtrPct	36.27%
Annual Return [Percent]	oef_AnnlRtrPct	25.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.80%
Performance Inception Date	oef_PerfInceptionDate	Feb. 01, 2000
MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.57%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.21%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.41%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.31%	[4]
MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.48%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.49%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.01%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.62%	[4]
MARSICO MIDCAP GROWTH FOCUS FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	26.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.27%
Performance Inception Date	oef_PerfInceptionDate	Dec. 06, 2021

[1]	Restated to reflect current fees. Trustees' fees and expenses are expected to decrease during fiscal year 2026.
[2]	"Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of acquiring investments in shares of one or more other investment companies.
[3]	The Russell 3000® Index is a broad-based index that measures the performance of the largest 3,000 U.S. companies. The Russell Midcap® Growth Benchmark Index measures the performance of the mid-capitalization growth sector of the U.S. equity market, and is composed of mid-capitalization U.S. equities that exhibit growth characteristics including higher price-to-book ratios and higher forecasted growth. It is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market, and constituent weights are not capped. The index is a subset of the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap® Growth Benchmark Index more closely reflects the Fund's principal investment strategies.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.